Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION
10.	STOCK-BASED COMPENSATION

2023 Equity Incentive Plan

The 2023 Equity Incentive Plan (the “2023 Plan”) permits the grant of incentive stock options, nonstatutory stock options, stock appreciation rights (“SARs”), restricted stock, restricted stock units (“RSUs”) and stock bonus awards (all such types of awards, collectively, “stock awards”).

Subject to adjustments as set forth in the 2023 Plan, the maximum aggregate number of shares of common stock that may be issued under the 2023 Plan will not exceed 1,594,800 shares. The shares may be authorized, but unissued, or reacquired common stock. Furthermore, subject to adjustments as set forth in the 2023 Plan, in no event shall the maximum aggregate number of shares that may be issued under the 2023 Plan pursuant to Incentive Stock Options exceed the number set forth above plus, to the extent allowable under Section 422 of the Code and the regulations promulgated thereunder, any shares that again become available for issuance pursuant to the 2023 Plan.

The number of shares available for issuance under the 2023 Plan may, at the discretion of the Plan Administrator (as defined below), be increased on October 1st of each fiscal year beginning with the 2023 fiscal year until the 2023 Plan terminates, in each case, in an amount equal to the lesser of (i) at the discretion of our Board, 4% of the shares of common stock issued and outstanding on the last day of the immediately preceding month on a fully-diluted and as-converted basis and (ii) such other number of shares determined by our Board.

To the extent, stock awards or awards or shares issued under the 2021 Plan that are assumed by the Company pursuant to the Merger Agreement (“Existing Plan Awards”) expire or are forfeited or becomes unexerciseable for any reason without having been exercised in full, or are surrendered pursuant to an exchange program (as defined in the 2023 Plan), the unissued shares that were subject thereto shall continue to be available under the 2023 Plan for issuance pursuant to future stock awards. In addition, any shares which are retained by us upon exercise of a stock award or Existing Plan Award in order to satisfy the exercise or purchase price for such stock award or Existing Plan Award or any withholding taxes due with respect to such stock award or Existing Plan Award shall be treated as not issued and shall continue to be available under the 2023 Plan for issuance pursuant to future stock awards. Shares issued under the 2023 Plan or an Existing Plan Award and later forfeited to us due to the failure to vest or repurchased by us at the original purchase price paid to us for the shares (including without limitation upon forfeiture to or repurchase by us in connection with a participant ceasing to be a service provider) shall again be available for future grant under the 2023 Plan. To the extent a stock award under the 2023 Plan or Existing Plan Award is paid out in cash rather than shares, such cash payment will not result in reducing the number of shares available for issuance under the 2023 Plan.

Serve Robotics 2021 Equity Incentive Plan

The Company has adopted the Serve Robotics 2021 Equity Incentive Plan (“2021 Plan”), as amended and restated, which provides for the grant of shares of stock options and stock appreciation rights (“SARs”) and restricted common shares to employees, non-employee directors, and non-employee consultants. The number of shares authorized by the 2021 Plan was 4,870,663 shares as of December 31, 2023. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term of ten years. The amounts granted each calendar year to an employee or non-employee is limited depending on the type of award. As of December 31, 2023, there were 38,582 shares available for grant under the 2021 Plan. Stock options granted under the 2021 Plan typically vest over a four-year period, with a one-year cliff as well as via specified milestones.

A summary of information related to stock options for the years ended December 31, 2023 and 2022 is as follows:

	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of December 31, 2021	590,073	$0.49	$-
Granted	639,682	0.49
Exercised	-	-
Forfeited	(368,446)	-
Outstanding as of December 31, 2022	861,309	0.49	-
Granted	765,477	0.75
Exercised	-	-
Forfeited	(111,400)	0.60
Outstanding as of December 31, 2023	1,515,386	0.61	5,111,928
Exercisable as of December 31, 2023	722,264	0.66	2,413,853
Exercisable and expected to vest at December 31, 2023	1,515,386	$0.61	$5,111,928

As of December 31, 2023, the weighted average duration to expiration of outstanding options was 8.50 years.

Stock-based compensation expense for stock options of $280,482 and $57,860 was recognized for the years ended December 31, 2023 and 2022, respectively. Total unrecognized compensation cost related to non-vested stock option awards amounted to approximately $356,000 as of December 31, 2023, which will be recognized over a weighted average period of 2.50 years.

The stock options were valued using the Black-Scholes pricing model using the range of inputs as indicated below:

	Years Ended
	December 31
	2023	2022
Risk-free interest rate	3.58% - 3.91%	2.98%
Expected term (in years)	5.52-6.27%	6.0-6.3%
Expected volatility	75.0%	79.1%
Expected dividend yield	0%	0%

The weighted average grant date fair value of options granted during 2023 and 2023 were $0.41 and $0.27, respectively.

Classification

Stock-based compensation expense for stock options and restricted common stock (Note 9) was classified in the statements of operations as follows:

	Years Ended
	December 31
	2023	2022
General and administrative	$59,002	$23,650
Operations	49,139	14,625
Research and development	416,838	152,739
Sales and marketing	19,396	4,042
	$544,375	$195,056